Investments - Unrealized Gains and Losses on Available-for-sale and Marketable Securities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fixed maturities:
Cost or Amortized Cost	$ 30,654.7	$ 29,599.2
Gross Unrealized Gains	234.9	812.8
Gross Unrealized Losses	(710.3)	(130.7)
Fair Value	30,179.3	30,281.3
Marketable equity securities
Cost or Amortized Cost		611.4
Gross Unrealized Gains		150.7
Gross Unrealized Losses		(6.4)
Fair Value		755.7
Cost or Amortized Cost		30,210.6
Gross Unrealized Gains		963.5
Gross Unrealized Losses		137.1
Fair Value		31,037.0
U.S. government and agencies
Fixed maturities:
Cost or Amortized Cost	435.9	426.9
Gross Unrealized Gains	3.0	0.2
Gross Unrealized Losses	(6.1)	(4.9)
Fair Value	432.8	422.2
State and political subdivisions
Fixed maturities:
Cost or Amortized Cost	737.0	794.3
Gross Unrealized Gains	2.4	5.0
Gross Unrealized Losses	(10.5)	(6.9)
Fair Value	728.9	792.4
Corporate securities
Fixed maturities:
Cost or Amortized Cost	24,074.0	23,223.8
Gross Unrealized Gains	204.5	768.9
Gross Unrealized Losses	(587.1)	(60.5)
Fair Value	23,691.4	23,932.2
Residential mortgage-backed securities
Fixed maturities:
Cost or Amortized Cost	2,435.6	2,516.0
Gross Unrealized Gains	6.5	6.6
Gross Unrealized Losses	(60.9)	(49.8)
Fair Value	2,381.2	2,472.8
Commercial mortgage-backed securities
Fixed maturities:
Cost or Amortized Cost	867.2	795.0
Gross Unrealized Gains	4.0	3.8
Gross Unrealized Losses	(12.8)	(3.1)
Fair Value	858.4	795.7
Collateralized loan obligations
Fixed maturities:
Cost or Amortized Cost	933.6	1,128.1
Gross Unrealized Gains	0.2	18.5
Gross Unrealized Losses	(21.2)	0.0
Fair Value	912.6	1,146.6
Other debt obligations
Fixed maturities:
Cost or Amortized Cost	1,171.4	715.1
Gross Unrealized Gains	14.3	9.8
Gross Unrealized Losses	(11.7)	(5.5)
Fair Value	$ 1,174.0	$ 719.4